Employee deferred compensation	6 Months Ended
Jun. 30, 2014
Employee deferred compensation
22 Employee deferred compensation

The Group’s current and previous deferred compensation plans include share awards, performance share awards, Contingent Capital Awards, Capital Opportunity Facility awards, Plus Bond awards, Partner Asset Facilities awards, Adjustable Performance Plan awards, Restricted Cash Awards, Scaled Incentive Share Units (SISUs), Incentive Share Units (ISUs) and other cash awards.

> Refer to “Note 28 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2013 for further information.

The following tables show the expense for deferred compensation awards recognized in the consolidated statements of operations, the estimated unrecognized expense for deferred compensation awards granted in 2Q14 and prior periods and the associated remaining requisite service period over which the unrecognized expense will be recognized. The estimated unrecognized deferred compensation expense was based on the fair value of each award on the date of grant and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments.

Deferred compensation expense

in	2Q14	1Q14	2Q13	6M14	6M13
Deferred compensation expense (CHF million)
Share awards	227	250	203	477	457
Performance share awards	156	172	126	328	330
Contingent Capital Awards	79	96	–	175	–
Capital Opportunity Facility awards	4	1	–	5	–
Plus Bond awards [1]	7	10	6	17	16
2011 Partner Asset Facility awards [2]	(1)	11	(23)	10	(30)
Adjustable Performance Plan share awards [3]	(3)	1	16	(2)	21
Adjustable Performance Plan cash awards [3]	(11)	(2)	2	(13)	(1)
Restricted Cash Awards	24	23	37	47	91
Scaled Incentive Share Units [3]	(3)	0	17	(3)	24
Incentive Share Units [4]	0	0	0	0	(2)
2008 Partner Asset Facility awards [2]	61	22	11	83	53
Other cash awards	98	128	120	226	237
Discontinued operations	(6)	(3)	(5)	(9)	(6)
Total deferred compensation expense	632	709	510	1,341	1,190
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 1Q13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
3 Includes forfeitures and downward adjustments according to the plan terms and conditions.
4 Includes forfeitures.

Additional information

end of	2Q14
Estimated unrecognized deferred compensation expense (CHF million)
Share awards	1,195
Performance share awards	535
Contingent Capital Awards	276
Capital Opportunity Facility awards	6
Plus Bond awards	10
Adjustable Performance Plan share awards	4
Adjustable Performance Plan cash awards	5
Restricted Cash Awards	82
Other cash awards	220
Estimated unrecognized deferred compensation expense	2,333

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2

2Q14 activity

In June 2014, the Group granted to certain employees 2.7 million in share awards with a fair value of CHF 66 million for the 2014 performance year. The share awards entitle the holder to receive one Group share for each award granted, subject to the award terms, and vest equally on each of the three years anniversaries of the grant date.

Share-based award activity

	2Q14					6M14
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards	SISU awards	ISU awards	Share awards	Performance share awards	Adjustable Performance Plan share awards		SISU awards	ISU awards
Share-based award activities
Balance at beginning of period	103.6	65.7	15.3	4.7	1.0	72.9	41.4	14.5		4.7	1.2
Granted	3.2	0.0	0.0	0.0	0.0	35.2	24.3	0.8	[1]	0.0	0.0
Settled	(27.0)	(15.9)	(7.6)	(4.5)	0.0	(28.0)	(15.9)	(7.6)		(4.5)	0.0
Forfeited	(1.4)	(0.4)	(0.2)	(0.1)	(0.3)	(1.7)	(0.4)	(0.2)		(0.1)	(0.5)
Balance at end of period	78.4	49.4	7.5	0.1	0.7	78.4	49.4	7.5		0.1	0.7
of which vested	5.0	2.6	1.0	0.1	0.1	5.0	2.6	1.0		0.1	0.1
of which unvested	73.4	46.8	6.5	0.0	0.6	73.4	46.8	6.5		0.0	0.6
1 Represents additional units earned in 1Q14 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.